Warrants	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Warrants
25.	Warrants

As of December 31, 2014 and 2013, the Company has 261,368 warrants outstanding for ordinary shares. None of these warrants were exercised by December 31, 2014. During the year ended December 31, 2014, 2013 and 2012, the Company recorded no warrants expense as general and administrative expense.